As filed with the Securities and Exchange Commission on June 8, 2011

Securities Act File No. 333-42705

Investment Company Act File No. 811-08565

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933 Post-Effective Amendment No. 22	☒
and/or
Registration Statement Under the Investment Company Act of 1940 Amendment No. 23	☒

PRUDENTIAL INVESTMENT PORTFOLIOS 12

Exact name of Registrant as Specified in Charter

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, including Area Code

Deborah A. Docs

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (---) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (---) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (---) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 8th day of June, 2011.

PRUDENTIAL INVESTMENT PORTFOLIOS 12

*Judy A. Rice

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Kevin J. Bannon	Trustee

* Scott E. Benjamin	Trustee

* Linda W. Bynoe	Trustee

* Michael S. Hyland	Trustee

* Douglas H. McCorkindale	Trustee

* Stephen P. Munn	Trustee

* Richard A. Redeker	Trustee

* Judy A. Rice	Trustee and President-Principal Executive Officer

* Robin B. Smith	Trustee

* Stephen G. Stoneburn	Trustee

* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By:	/s/ Jonathan D. Shain	Attorney-in-Fact	June 8, 2011
Jonathan D. Shain

*	Power of Attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Global Real Estate Fund Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase